S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	Jun. 03, 2026 USD ($) $ / shares shares
RAAQ Sponsor LLC [Member] | Warrants [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	3,750,000
RAAQ Sponsor LLC [Member] | Additional Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	4,240,000
RAAQ Sponsor LLC [Member] | Class B Ordinary Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	4,240,000
Price Paid or to be Paid for Securities, Total Amount | $	$ 25,000
RAAQ Sponsor LLC [Member] | Private Placement Warrants [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	3,750,000
Price Paid or to be Paid for Securities, Total Amount | $	$ 3,750,000
Independent directors [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount | $	$ 300
Independent directors [Member] | Additional Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	75,000
Independent directors [Member] | Class B Ordinary Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	75,000
Advisors [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount | $	$ 240
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 0.004
Advisors [Member] | Additional Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	60,000
Advisors [Member] | Class B Ordinary Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	60,000